Income tax - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 96.4	$ 92.9
(Decrease) Increase in unrecognized tax benefit	(16.1)	3.5
Ending Balance	$ 80.3	$ 96.4